FINANCIAL ASSETS AND LIABILITIES - Fair Value Measurements (Details) - USD ($)	3 Months Ended			12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets and financial liabilities:
Derivative assets impacted by netting arrangements	$ 0	$ 0		$ 0	$ 0	$ 0
Derivative liabilities impacted by netting arrangements					0	0
Impairments of non-financial assets	0		$ 0
Long-term debt	3,107,000,000	3,127,000,000		3,127,000,000	3,128,000,000	140,000,000
Long-term debt, fair value	2,500,000,000	2,700,000,000		2,700,000,000
Proceeds from third parties	613,000,000
Financing receivables sold			$ 721,000,000
Fees and net gains and losses	8,000,000
Time deposits
Financial assets and financial liabilities:
Impairments of non-financial assets	0	0		0	0
Level 2
Financial assets and financial liabilities:
Derivative liabilities		2,000,000		2,000,000	1,000,000
Available-for-sale debt securities					609,000,000	0
Prepaid expenses and other current assets
Financial assets and financial liabilities:
Derivative assets					9,000,000	0
Prepaid expenses and other current assets | Level 2
Financial assets and financial liabilities:
Derivative assets	29,000,000	9,000,000		9,000,000	9,000,000
Other accrued expenses and liabilities
Financial assets and financial liabilities:
Derivative liabilities					1,000,000	$ 0
Other accrued expenses and liabilities | Level 2
Financial assets and financial liabilities:
Derivative liabilities	19,000,000	2,000,000		2,000,000
Cash and cash equivalents | Time deposits
Financial assets and financial liabilities:
Available-for-sale debt securities	$ 599,000,000	$ 972,000,000		$ 972,000,000	$ 609,000,000